TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX EXPENSE

	December 31,
	2025	2024	2023
Loss before taxes on income, as reported in the statements of comprehensive loss	$11,100	$30,708	$11,148

Statutory tax rate	23%	23%	23%

Theoretical tax benefit	$2,553	$7,063	$2,564

Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,553)	(7,063)	(2,564)

Income tax expenses	—	—	—